        ----------------------------------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                EMERGING MARKETS
                                 DEBT FUND, INC.
        ----------------------------------------------------------------







                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1999
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER







                           MORGAN STANLEY DEAN WITTER
                        EMERGING MARKETS DEBT FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1999, the Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 16.22% compared to 11.90% for the J.P. Morgan Emerging Markets Bond Plus Index (the "Index"). For the period since the Fund's commencement of operations on July 23, 1993 through September 30, 1999, the Fund's total return, based on net asset value per share, was 82.74% compared to 84.03% for the Index. On September 30, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $7.00, representing a 5.3% discount to the Fund's net asset value per share.

Over the last few months, bad headlines plagued the emerging markets: panics over the fate of the Argentine peso, Fed rate hikes in the U.S., scandals in Russia, a bloodless political coup in Venezuela, increased violence in Colombia and Indonesia, default in Ecuador, and a severe earthquake in Turkey.

Notwithstanding these events, emerging market debt has remained in a narrow trading range. During this time, investors have collected a healthy amount of coupon income while experiencing little overall capital appreciation or depreciation. Considering all of the negatives mentioned above, the seemingly miraculous performance of emerging debt is evidence of its relative cheapness and under-representation in portfolios. Current prices for emerging market debt remain close to those seen during the Mexican and Russian crises. Relative valuations remain near historically wide levels as measured by spread differentials with other fixed income alternatives. Simply put, emerging market bonds no longer sell-off on bad news.

Within the Fund, overweight positions in Colombia and Morocco and underweight positions in Korea and Ecuador contributed to relative returns. Colombian assets rallied after the announcement that the country had signed a letter of intent with the IMF, which should lead to a $2.5 billion extended funds facility. An overweight in Turkish local currency Treasury-bills bolstered returns, as the high yield to maturity and short duration characteristics of these securities allowed them to outperform the market, despite the earthquake in Turkey. Relative performance was adversely affected by security selection decisions in Russia, an underweight in Venezuela, and overweights in Ivory Coast and Indonesian assets.

Beyond valuation arguments, there are fundamental reasons why we think emerging debt is attractive at current levels. Recent economic indicators have reinforced our view that the world economy is steadily improving. The resumption of growth in Japan and in Western Europe has positively impacted commodity prices and economic activity in the emerging world. All indications are that economic activity has bottomed out during the third quarter in most of Latin America and in either the second or third quarter in Eastern Europe. Growth in Emerging Asia continues to surprise on the upside. These are only a few of the developments that point to a global economy moving beyond healing and into growth.

For these reasons, we believe that emerging market debt currently offers attractive risk/return characteristics and we will continue to position the Fund more aggressively. However, we are unlikely to get immediate gratification from this new posture. Seasonal factors such as the "year end effect" and the lagged nature of economic statistics required to verify our expectation of economic recoveries might inhibit any substantial rally. However, over the medium term, we believe that the Fund should benefit from this shift in stance.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.




--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT
WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.
Investment Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION


                                                         TOTAL RETURN (%)
                              ------------------------------------------------------------------------
                                 MARKET VALUE (1)        NET ASSET VALUE (2)          INDEX (3)
                              ----------------------   ----------------------   ----------------------
                                             AVERAGE                  AVERAGE                  AVERAGE
                              CUMULATIVE     ANNUAL     CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
                              ----------     -------    ----------    -------   ----------     -------
        Fiscal Year to Date      7.37%            --       16.22%         --      11.90%           --
        One Year                 7.36           7.36%      30.58       30.58%     23.00         23.00%
        Five Year               70.21          11.22       69.37       11.11      73.06         11.59
        Since Inception*        73.10           9.27       82.74       10.23      84.03         10.36

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[GRAPH]

                                                        YEAR ENDED DECEMBER 31,
                                                                                                              NINE MONTHS
                                                                                                                 ENDED
                                                                                                             SEPTEMBER 30,
                                   1993*        1994         1995         1996         1997         1998          1999
                                  ------       ------       ------       ------       ------       ------    -------------
Net Asset Value Per Share....    $ 18.96      $ 12.23      $ 12.40      $ 17.31      $ 15.21      $  7.01      $  7.39
Market Value Per Share.......    $ 18.13      $ 11.38      $ 12.50      $ 15.13      $ 15.38      $  7.19      $  7.00
Premium/(Discount)...........       -4.4%        -7.0%         0.8%       -12.6%         1.1%         2.6%        -5.3%
Income Dividends.............    $  0.16      $  1.49      $  1.72      $  1.08      $  1.27      $  1.41      $  0.72
Capital Gains Distributions..         --      $  0.41           --           --      $  3.44      $  2.94           --
Fund Total Return (2)........      35.96%      -25.95%       26.85%+      50.98%       21.71%      -33.00%       16.22%
Index Total Return (3).......      18.67%      -18.93%       26.77%       39.31%       13.02%      -14.35%       11.90%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The J.P. Morgan Emerging Markets Bond Plus Index is a market weighted index composed of all Brady bonds, outstanding loans and Eurobonds, as well as U.S. Dollar local market instruments of Argentina, Brazil, Bulgaria, Colombia, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Korea and Venezuela. Because the J.P. Morgan Emerging Markets Bond Plus Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.
  * The Fund commenced operations on July 23, 1993.
  + This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.
Portfolio Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                             [CHART]

Debt Securities              (96.2%)
Short-Term Investments        (3.8%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                             [CHART]

Argentina                    (24.7%)
Brazil                       (21.3%)
Mexico                       (16.7%)
Russia                        (6.7%)
Colombia                      (4.9%)
Turkey                        (4.5%)
Venezuela                     (4.5%)
Bulgaria                      (3.2%)
Morocco                       (2.5%)
Philippines                   (2.2%)
Other                         (8.8%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                             PERCENT OF
                                                TOTAL
                                             INVESTMENTS
                                             -----------
1.  Republic of Argentina 'L'
     5.938%, 3/31/05 (Argentina)                7.7%
2.  Federative Republic of Brazil 'C' Bond
     8.00%, 4/15/14 (Brazil)                    7.7
3.  United Mexican States Discount Bonds
     12/31/19 (Mexico)                          6.7
4.  Republic of Argentina
     11.75%, 4/7/09 (Argentina)                 5.8
5.  Federative Republic of Brazil
     Debt Conversion Bond 'L'
     5.938%, 4/15/12 (Brazil)                   5.3
6.  Republic of Argentina Global Units (Euro)
     12.125%, 2/15/19 (Argentina)               5.2
7.  United Mexican States Par Bonds
     6.25%, 12/31/19 (Mexico)                   3.7
8.  Russia Principal Note, PIK
     6.063%, 12/15/20 (Russia)                  3.2
9.  Brazil Global Bond
     10.125%, 5/15/27 (Brazil)                  3.1
10. Russian Federation
     11.00%, 7/24/18 (Russia)                   3.1
                                               ----
                                               51.5%
                                               ----
                                               ----

*  Excludes short-term investments.

FINANCIAL STATEMENTS
--------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------
SEPTEMBER 30, 1999

                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
DEBT INSTRUMENTS (96.2%)
------------------------------------------------------------------------------
ALGERIA (0.6%)
SOVEREIGN (0.6%)
    Republic of Algeria
  0.00%, 3/31/00                           U.S.$       600       U.S.$    453
  0.00%, 3/31/00                                     1,000                705
                                                                --------------
                                                                        1,158
                                                                --------------
------------------------------------------------------------------------------
ARGENTINA (24.7%)
CORPORATE (3.3%)
    (a)Cablevision S.A.
       13.75%, 5/1/09                                  500                463
       CIA International Telecom
(a)10.375%, 8/1/04                          ARP      2,570              1,902
  10.375%, 8/1/04                                      250                185
    (a)Nortel Inversora 'A'
   6.00%, 3/31/07                          U.S.$     6,486              3,899
                                                                --------------
                                                                        6,449
                                                                --------------
SOVEREIGN (21.4%)
    Republic of Argentina
(b)2.77%, 4/1/07                           ARP       1,467              1,008
  11.75%, 4/7/09                           U.S.$    11,460             11,099
 (b)Republic of Argentina 'L'
   5.938%, 3/31/05                                  17,013             14,907
    Republic of Argentina
  Global Bond
  11.375%, 1/30/17                                   4,400              4,159
    Republic of Argentina
  Global Units (Euro)
  12.125%, 2/15/19                                   9,946             10,001
                                                                 -------------
                                                                       41,174
                                                                 -------------
                                                                       47,623
                                                                 -------------
------------------------------------------------------------------------------
BRAZIL (21.3%)
SOVEREIGN (21.3%)
    Brazil Global Bond
  10.125%, 5/15/27                                   8,050              6,017
 Federative Republic of
    Brazil 'C' Bond
   8.00%, 4/15/14                                      325                203
 Federative Republic of
    Brazil 'C' Bond PIK
   8.00%, 4/15/14                                   23,425             14,655
(b)Federative Republic of
  Brazil 'EI-L' Bond
   5.875%, 4/15/06                                   1,530              1,200
(c)Federative Republic of
  Brazil 'L'
   4.50%, 4/15/09                                    1,600                952
(b)Federative Republic of Brazil
  Debt Conversion Bond 'L'
   5.938%, 4/15/12                                  16,850             10,110
------------------------------------------------------------------------------
(b)Federative Republic of
  Brazil EI-Euro
   5.875%, 4/15/06                         U.S.$     2,632       U.S.$  2,064
(b)Federative Republic of Brazil
  New Money Bond 'L' (Euro)
   5.938%, 4/15/09                                     910                644
(b)Federative Republic of Brazil
  New Money Bond 'L'
   5.938%, 4/15/09                                   7,290              5,158
                                                                 -------------
                                                                       41,003
                                                                 -------------
------------------------------------------------------------------------------
BULGARIA (3.2%)
SOVEREIGN (3.2%)
(b)Republic of Bulgaria Discount
  Bond 'A' (Euro)
   5.875%, 7/28/24                                   3,000              2,069
(c)Republic of Bulgaria
  Front Loaded Interest
  Reduction Bond
   2.50%, 7/28/12                                    2,450              1,547
(b)Republic of Bulgaria Past
  Due Interest Bond
  5.875%, 7/28/11                                    3,450              2,462
                                                                 -------------
                                                                        6,078
                                                                 -------------
------------------------------------------------------------------------------
COLOMBIA (4.9%)
CORPORATE (0.3%)
(c)Occidente y Caribe
   0.00%, 3/15/04                                    1,050                604
                                                                 -------------
SOVEREIGN (4.6%)
 Republic of Colombia
   9.75%, 4/23/09                                    4,100              3,521
(b)Republic of Columbia
   9.705%, 8/13/05                                   1,320              1,227
 Republic of Colombia
  Global Euro
  10.875%, 3/9/04                                    4,200              4,153
                                                                 -------------
                                                                        8,901
                                                                 -------------
                                                                        9,505
                                                                 -------------
------------------------------------------------------------------------------
ECUADOR (0.6%)
SOVEREIGN (0.6%)
(b)Republic of Ecuador
  Discount Bond
  6.00%, 2/28/25                                     4,020              1,236
                                                                 -------------
------------------------------------------------------------------------------
INDIA (0.3%)
CORPORATE (0.3%)
 Surashtra Cement Ltd.
  19.00%, 6/26/00                          INR      30,000                656
                                                                 -------------


                                       5


                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
INDONESIA (1.3%)
CORPORATE (1.3%)
 Indah Kiat International
  Finance
  11.875%, 6/15/02                         U.S .$    1,000       U.S.$    765
 Tjiwi Kimia International
  Global Bond
  13.25%, 8/1/01                                     2,300              1,783
                                                                 -------------
                                                                        2,548
                                                                 -------------
------------------------------------------------------------------------------
IVORY COAST (0.4%)
SOVEREIGN (0.4%)
(b)Ivory Coast
   2.00%, 3/29/18                                    4,100                820
                                                                 -------------
------------------------------------------------------------------------------
JORDAN (0.9%)
SOVEREIGN (0.9%)
 Jordan Discount Bond
 (b)6.188%, 12/23/23                                 1,484                979
(a,b)6.188%, 12/23/23                                1,061                700
                                                                 -------------
                                                                        1,679
                                                                 -------------
------------------------------------------------------------------------------
MEXICO (16.7%)
CORPORATE (2.4%)
 Petro Mexicanos
 (a)9.50%, 9/15/27                                   3,700              3,566
 (b)9.52%, 7/15/05                                   1,080              1,032
                                                                 -------------
                                                                        4,598
                                                                 -------------
SOVEREIGN (14.3%)
(b)United Mexican States
  Discount Bond 'A'
   6.116%, 12/31/19                                  4,070              3,480
(b)United Mexican States
  Discount Bond 'B'
   5.875%, 12/31/19                                  4,500              3,847
(b)United Mexican States
  Discount Bond 'C'
   5.874%, 12/31/19                                  3,500              2,993
(b)United Mexican States
  Discount Bond 'D'
   7.25%, 12/31/19                                   2,950              2,522
 United Mexican States
  Euro Bond
  10.375%, 2/17/09                                   1,650              1,674
 United Mexican States
  Global Bond
  11.375%, 9/15/16                                   5,506              5,846
 United Mexican States Par
  Bond 'W-A'
  6.25%, 12/31/19                                    6,210              4,576
 United Mexican States Par
  Bond 'W-B'
  6.25%, 12/31/19                                    3,533              2,603
                                                                 -------------
                                                                       27,541
                                                                 -------------
                                                                       32,139
                                                                 -------------
------------------------------------------------------------------------------
MOROCCO (2.5%)
SOVEREIGN (2.5%)
(b)Morocco R&C 'A'
  5.906%, 1/1/09                           U.S.$     5,693       U.S.$  4,846
                                                                 -------------
PANAMA (1.2%)
SOVEREIGN (1.2%)
 Republic of Panama
  9.375%, 4/1/29                                     2,400              2,241
                                                                 -------------
------------------------------------------------------------------------------
PERU (1.7%)
SOVEREIGN (1.7%)
 Peru Past Due Interest Bond
  4.00%, 3/7/17                                      2,720              1,683
 Republic of Peru Front Loaded
  Interest Reduction Bond
(c)3.25%, 3/7/17                                     2,350              1,272
(a,c)3.25%, 3/7/17                                       498                269
                                                                 -------------
                                                                        3,224
                                                                 -------------
------------------------------------------------------------------------------
PHILIPPINES (2.2%)
CORPORATE (1.2%)
(a)Bayan Telecommunications, Inc.
 13.50%, 7/15/06                                     2,500              2,363
                                                                 -------------
SOVEREIGN (1.0%)
 Republic of Philippines
  9.875%, 1/15/19                                    1,900              1,806
                                                                 -------------
                                                                        4,169
                                                                 -------------
------------------------------------------------------------------------------
POLAND (0.8%)
CORPORATE (0.8%)
(a)Netia Holdings II B.V.
 13.125%, 6/15/09                                    1,500              1,455
                                                                 -------------
------------------------------------------------------------------------------
RUSSIA (6.7%)
SOVEREIGN (6.7%)
(b)Russia Interest Arrears Notes
     6.063%, 12/15/15                                1,150                131
(b)Russia Principal Note, PIK
     6.063%, 12/15/20                               65,646              6,113
Russian Federation
  (a)8.75%, 7/24/05                                  1,640                689
  (a)11.00%, 7/24/18                                14,310              6,010
                                                                 -------------
                                                                       12,943
                                                                 -------------
------------------------------------------------------------------------------
SOUTH KOREA (0.6%)
SOVEREIGN (0.6%)
 Republic of Korea
  8.875%, 4/15/08                                    1,100              1,144
                                                                 -------------
------------------------------------------------------------------------------
TURKEY (1.1%)
CORPORATE (1.1%)
 Cellco Finance NV
(a)15.00%, 8/1/05                                      1,910            1,991
 15.00%, 8/1/05                                        100                104
                                                                 -------------
                                                                        2,095
                                                                 -------------
------------------------------------------------------------------------------


                                       6


                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
VENEZUELA (4.5%)
SOVEREIGN (4.5%)
(b)Republic of Venezuela Debt
  Conversion Bond 'DL'
  6.313%, 12/18/07                         U.S.$     7,488       U.S.$  5,761
 Republic of Venezuela Global Bond
  9.25%, 9/15/27                                     4,350              2,873
                                                                 -------------
                                                                        8,634
                                                                 -------------
------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
 (Cost U.S.$184,142)                                                  185,196
                                                                 -------------
------------------------------------------------------------------------------
                                                    NO. OF
                                                    RIGHTS
------------------------------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------------------------------
MEXICO (0.0%)
 United Mexican States Value
  Recovery Rights, expiring
  06/30/03 (Cost U.S.$--@)                      23,106,000                --@
                                                                 -------------
------------------------------------------------------------------------------
                                                    NO. OF
                                                  WARRANTS
------------------------------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------------------------------
ARGENTINA (0.0%)
 Republic of Argentina,
  expiring 2/25/00                                  10,500                 15
                                                                 -------------
COLOMBIA (0.0%)
(a)Occidente y Caribe,
  expiring 3/15/04                                  41,200                 62
                                                                 -------------
------------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost U.S.$27)                                                            77
                                                                 -------------
------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(3.6%)
------------------------------------------------------------------------------
TURKEY (3.4%)
BILLS
 Turkey Treasury Bill
  0.00%, 10/27/99                        TRL   274,750,000                568
  0.00%, 2/9/00                              2,417,032,000              4,067
  0.00%, 3/15/00                             1,255,997,000              1,974
                                                                 -------------
                                                                        6,609
                                                                 -------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
UNITED STATES (0.2%)
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.05%,
  dated 9/30/99, due
  10/1/99, to be
  repurchased at U.S. $343,
  collateralized by U.S.
  $350 United States
  Treasury Bonds, 6.375%,
  due 8/15/27, valued at
  U.S.$346                                 U.S.$       343       U.S.$    343
                                                                 -------------
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost U.S.$7,799)                                                      6,952
                                                                 -------------
------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
 CUSTODIAN (0.2%)
 Indian Rupee
  (Cost U.S.$307)                          INR      13,398                307
                                                                 -------------
------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost U.S.$192,275)                                                  192,532
                                                                 -------------
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
 Other Assets                              U.S.$    13,740
 Liabilities                                       (43,391)          (29,651)
                                           ----------------      -------------
------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 22,046,681 issued and
  outstanding U.S.$0.01 par value shares
  shares (100,000,000 shares authorized)                         U.S.$162,881
                                                                 -------------
                                                                 -------------
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$   7.39
                                                                 -------------
                                                                 -------------
------------------------------------------------------------------------------

  (a) -- 144A Security - certain conditions for public sale may exist.
  (b) -- Variable/floating rate security rate disclosed is as of September 30, 1999.
  (c) -- Step Bond coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1999. Maturity date disclosed is ultimate maturity.
    @ -- Amount is less than U.S.$500.
  ARP -- Argentine Peso
  PIK -- Payment-in-Kind. Income may be paid in additional securities or cash. TRL -- Turkish Lira




                                            7